UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Contrafund®

March 31, 2012

1.799873.108

CON-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.2%
Automobiles - 0.4%
Harley-Davidson, Inc.	504,900	$ 24,780
Hyundai Motor Co.	750,302	154,285
Tesla Motors, Inc. (a)	3,583,141	133,436
		312,501
Distributors - 0.0%
LKQ Corp. (a)	534,827	16,671
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	864,509	10,416
Coinstar, Inc. (a)(d)	1,117,009	70,986
Kroton Educacional SA unit (a)	1,632,900	23,779
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	443,790	12,186
Weight Watchers International, Inc.	325,980	25,162
		142,529
Hotels, Restaurants & Leisure - 6.5%
Arcos Dorados Holdings, Inc.	3,336,852	60,364
Buffalo Wild Wings, Inc. (a)	605,667	54,928
Chipotle Mexican Grill, Inc. (a)(e)	2,555,951	1,068,388
Dunkin' Brands Group, Inc. (e)	7,147,490	215,211
Galaxy Entertainment Group Ltd. (a)	31,634,000	87,379
Las Vegas Sands Corp.	5,267,500	303,250
McDonald's Corp.	23,346,932	2,290,334
Paradise Co. Ltd.	1,416,032	10,985
Starbucks Corp.	13,138,454	734,308
Tim Hortons, Inc. (Canada) (e)	11,868,732	634,871
Wyndham Worldwide Corp.	494,000	22,976
		5,482,994
Household Durables - 0.4%
D.R. Horton, Inc.	4,274,900	64,850
Leggett & Platt, Inc. (d)	325,000	7,478
PulteGroup, Inc. (a)	4,940,900	43,727
Tempur-Pedic International, Inc. (a)	2,763,352	233,310
		349,365
Internet & Catalog Retail - 2.4%
Amazon.com, Inc. (a)	4,674,837	946,701
Groupon, Inc. (a)(i)	10,503,516	173,749
Liberty Media Corp. Interactive Series A (a)	1,325,200	25,298
Ocado Group PLC (a)(d)	4,236,446	7,759
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Priceline.com, Inc. (a)	1,048,400	$ 752,227
TripAdvisor, Inc. (a)	2,821,710	100,650
		2,006,384
Leisure Equipment & Products - 0.1%
Mattel, Inc.	1,373,400	46,229
Polaris Industries, Inc.	861,225	62,137
		108,366
Media - 3.5%
Comcast Corp. Class A	12,726,478	381,922
Discovery Communications, Inc. (a)(e)	15,855,152	802,271
Interpublic Group of Companies, Inc.	3,333,769	38,038
Legend Pictures LLC (a)(h)(i)	38,222	40,864
Liberty Media Corp. Capital Series A (a)	747,375	65,881
Naspers Ltd. Class N	748,300	42,045
Scripps Networks Interactive, Inc. Class A	783,452	38,146
Sirius XM Radio, Inc. (a)(d)	16,056,018	37,089
The Walt Disney Co.	34,059,319	1,491,117
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	41,234	15,463
		2,952,836
Multiline Retail - 1.4%
Dollar General Corp. (a)	1,173,400	54,211
Dollar Tree, Inc. (a)(e)	8,404,700	794,160
Dollarama, Inc.	1,471,150	68,606
Dollarama, Inc. (a)(f)	1,194,200	55,691
JCPenney Co., Inc.	583,600	20,677
Macy's, Inc.	3,841,430	152,620
		1,145,965
Specialty Retail - 4.7%
Advance Auto Parts, Inc.	443,602	39,290
AutoZone, Inc. (a)	613,073	227,941
Bed Bath & Beyond, Inc. (a)	8,661,800	569,687
Cia.Hering SA	340,000	8,780
Dick's Sporting Goods, Inc.	1,172,523	56,375
Express, Inc. (a)	2,763,800	69,040
Fast Retailing Co. Ltd.	40,000	9,174
Foschini Ltd.	1,210,000	19,510
Gap, Inc.	634,900	16,596
GNC Holdings, Inc.	2,969,448	103,604
Limited Brands, Inc.	2,874,900	137,995
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lithia Motors, Inc. Class A (sub. vtg.)	136,941	$ 3,588
O'Reilly Automotive, Inc. (a)	1,234,000	112,726
Penske Automotive Group, Inc.	1,912,124	47,096
PetSmart, Inc.	1,753,119	100,313
Pier 1 Imports, Inc. (a)	500,000	9,090
Ross Stores, Inc.	9,740,788	565,940
Sally Beauty Holdings, Inc. (a)	1,162,409	28,828
TJX Companies, Inc. (e)	38,069,408	1,511,736
Tractor Supply Co.	475,200	43,034
Ulta Salon, Cosmetics & Fragrance, Inc.	1,279,477	118,851
Urban Outfitters, Inc. (a)	851,100	24,776
Vitamin Shoppe, Inc. (a)	972,168	42,980
Workman Co. Ltd.	91,200	2,791
Zumiez, Inc. (a)(d)	1,153,209	41,642
		3,911,383
Textiles, Apparel & Luxury Goods - 2.6%
Burberry Group PLC	5,067,604	121,341
Coach, Inc.	1,734,900	134,073
lululemon athletica, Inc. (a)	419,158	31,303
Michael Kors Holdings Ltd.	302,072	14,074
NIKE, Inc. Class B	11,172,763	1,211,574
PVH Corp.	100,000	8,933
Ralph Lauren Corp.	1,115,890	194,533
Under Armour, Inc. Class A (sub. vtg.) (a)	2,462,361	231,462
VF Corp.	1,483,571	216,572
		2,163,865
TOTAL CONSUMER DISCRETIONARY		18,592,859
CONSUMER STAPLES - 7.8%
Beverages - 3.1%
Anheuser-Busch InBev SA NV ADR	3,884,600	282,488
Boston Beer Co., Inc. Class A (a)(d)	170,670	18,226
Diageo PLC sponsored ADR	604,200	58,305
Dr Pepper Snapple Group, Inc.	2,286,400	91,936
Monster Beverage Corp. (a)	352,600	21,893
The Coca-Cola Co.	28,410,291	2,102,646
		2,575,494
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	4,722,323	428,787
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.	4,856,400	$ 217,567
Drogasil SA	2,587,263	25,151
Roundy's, Inc.	1,903,400	20,366
Wal-Mart Stores, Inc.	5,211,800	318,962
Whole Foods Market, Inc.	1,295,850	107,815
		1,118,648
Food Products - 0.8%
General Mills, Inc.	535,600	21,129
Kraft Foods, Inc. Class A	5,776,200	219,553
Mead Johnson Nutrition Co. Class A	1,832,100	151,112
Orion Corp.	22,848	16,051
Sara Lee Corp.	385,000	8,289
TreeHouse Foods, Inc. (a)(e)	2,436,676	144,982
Want Want China Holdings Ltd.	74,350,000	83,105
		644,221
Household Products - 1.4%
Colgate-Palmolive Co.	11,744,607	1,148,388
Kimberly-Clark Corp.	475,400	35,127
Reckitt Benckiser Group PLC	238,648	13,486
		1,197,001
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	13,103,200	811,612
Tobacco - 0.2%
Philip Morris International, Inc.	1,734,900	153,729
Swedish Match Co. AB	220,000	8,759
		162,488
TOTAL CONSUMER STAPLES		6,509,464
ENERGY - 7.1%
Energy Equipment & Services - 0.5%
FMC Technologies, Inc. (a)	1,104,200	55,674
Schlumberger Ltd.	5,392,400	377,091
		432,765
Oil, Gas & Consumable Fuels - 6.6%
Americas Petrogas, Inc. (a)	3,513,200	12,538
Americas Petrogas, Inc. (f)	3,562,500	12,714
Anadarko Petroleum Corp.	12,202,170	955,918
Baytex Energy Corp. (d)	132,800	6,895
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BG Group PLC	706,786	$ 16,370
Birchcliff Energy Ltd. (a)(e)	4,787,400	34,794
Birchcliff Energy Ltd.	1,900,000	13,809
Canadian Natural Resources Ltd.	3,136,312	103,941
Cobalt International Energy, Inc. (a)	3,621,700	108,760
Concho Resources, Inc. (a)	4,858,039	495,909
Concho Resources, Inc.	626,220	63,925
Continental Resources, Inc. (a)(d)	4,411,000	378,552
Encana Corp.	408,700	8,026
Enterprise Products Partners LP	831,000	41,941
EOG Resources, Inc.	3,233,757	359,270
Gulfport Energy Corp. (a)	248,500	7,236
InterOil Corp. (a)(d)	211,966	10,897
Ivanhoe Energy, Inc. (f)	504,900	547
Kosmos Energy Ltd.	1,672,369	22,142
Madalena Ventures, Inc. (a)	6,271,999	5,784
Madalena Ventures, Inc. (f)	9,370,500	8,642
Marathon Petroleum Corp.	200,000	8,672
Noble Energy, Inc. (e)	17,399,109	1,701,285
Occidental Petroleum Corp.	7,241,641	689,621
OGX Petroleo e Gas Participacoes SA (a)	1,030,300	8,520
Plains Exploration & Production Co. (a)	1,450,050	61,845
Tourmaline Oil Corp. (a)	5,253,800	116,131
Tourmaline Oil Corp. (f)	1,363,300	30,135
TransAtlantic Petroleum Ltd. (a)(f)	1,734,051	2,225
Tullow Oil PLC	4,231,300	103,347
Ultrapar Participacoes SA	2,823,900	61,861
Valero Energy Corp.	1,228,700	31,664
World Fuel Services Corp.	1,043,084	42,766
		5,526,682
TOTAL ENERGY		5,959,447
FINANCIALS - 10.6%
Capital Markets - 0.5%
BlackRock, Inc. Class A	338,594	69,378
Cetip SA	465,600	7,726
State Street Corp.	6,628,800	301,610
		378,714
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 3.7%
Bank of Ireland (a)	1,438,824,822	$ 237,921
BB&T Corp.	5,398,700	169,465
BOK Financial Corp.	161,866	9,110
Commerce Bancshares, Inc.	189,259	7,669
Commonwealth Bank of Australia	160,000	8,301
Fifth Third Bancorp	4,328,100	60,810
Itau Unibanco Banco Multiplo SA sponsored ADR	3,168,800	60,809
Metro Bank PLC Class A (a)(e)(i)	1,658,250	12,360
PNC Financial Services Group, Inc.	4,638,192	299,117
Texas Capital Bancshares, Inc. (a)	250,000	8,655
U.S. Bancorp	12,953,729	410,374
UMB Financial Corp.	192,400	8,607
Wells Fargo & Co.	53,010,997	1,809,795
		3,102,993
Consumer Finance - 0.6%
American Express Co.	5,997,400	347,010
Capital One Financial Corp.	1,904,216	106,141
Credit Acceptance Corp. (a)	289,396	29,232
		482,383
Diversified Financial Services - 0.6%
Citigroup, Inc.	5,436,602	198,708
JPMorgan Chase & Co.	7,504,232	345,045
		543,753
Insurance - 4.4%
ACE Ltd.	5,192,900	380,120
Admiral Group PLC	4,424,963	84,013
AIA Group Ltd.	52,027,600	190,608
Berkshire Hathaway, Inc. Class A (a)	20,745	2,528,816
Fairfax Financial Holdings Ltd. (sub. vtg.)	195,422	78,868
The Chubb Corp.	5,393,974	372,778
The Travelers Companies, Inc.	752,828	44,567
		3,679,770
Real Estate Investment Trusts - 0.5%
American Tower Corp.	7,333,200	462,138
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA	19,179,500	249,887
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
BankUnited, Inc.	1,043,900	$ 26,098
TOTAL FINANCIALS		8,925,736
HEALTH CARE - 9.1%
Biotechnology - 2.9%
Affymax, Inc. (a)	419,647	4,927
Alexion Pharmaceuticals, Inc. (a)	4,370,460	405,841
Amgen, Inc.	3,556,272	241,791
ARIAD Pharmaceuticals, Inc. (a)	3,546,023	56,559
AVEO Pharmaceuticals, Inc. (a)	1,197,970	14,867
Biogen Idec, Inc. (a)	7,613,800	959,110
BioMarin Pharmaceutical, Inc. (a)	1,306,560	44,750
Celgene Corp. (a)	4,472,300	346,693
Cepheid, Inc. (a)	867,144	36,273
Clovis Oncology, Inc.	805,100	20,490
Gilead Sciences, Inc. (a)	5,708,300	278,850
Medivation, Inc. (a)	441,394	32,981
Merrimack Pharmaceuticals, Inc.	1,434,100	8,877
		2,452,009
Health Care Equipment & Supplies - 0.6%
Covidien PLC	823,500	45,029
Gen-Probe, Inc. (a)	120,000	7,969
Intuitive Surgical, Inc. (a)	742,443	402,218
Mako Surgical Corp. (a)	1,414,918	59,639
superDimension Ltd. warrants 6/16/20 (a)(i)	12,142	260
Wright Medical Group, Inc. (a)	100,380	1,939
		517,054
Health Care Providers & Services - 1.1%
AmerisourceBergen Corp.	169,600	6,730
Centene Corp. (a)	1,127,400	55,209
CIGNA Corp.	1,903,355	93,740
Henry Schein, Inc. (a)	105,000	7,946
HMS Holdings Corp. (a)	2,131,300	66,518
Humana, Inc.	1,664,400	153,924
McKesson Corp.	941,500	82,635
UnitedHealth Group, Inc.	8,201,300	483,385
		950,087
Health Care Technology - 0.6%
athenahealth, Inc. (a)	1,437,556	106,552
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - continued
Cerner Corp. (a)	3,962,430	$ 301,779
Quality Systems, Inc. (d)	1,890,434	82,669
		491,000
Life Sciences Tools & Services - 1.2%
Fluidigm Corp. (a)(i)	1,027,387	16,161
Mettler-Toledo International, Inc. (a)(e)	3,185,700	588,558
Waters Corp. (a)	3,924,406	363,635
		968,354
Pharmaceuticals - 2.7%
Abbott Laboratories	10,241,255	627,687
Allergan, Inc.	1,624,993	155,073
Bayer AG	3,054,955	214,875
Bristol-Myers Squibb Co.	5,544,100	187,113
Elan Corp. PLC sponsored ADR (a)	2,177,100	32,678
MAP Pharmaceuticals, Inc. (a)	400,598	5,753
Merck & Co., Inc.	1,000,000	38,400
Novo Nordisk A/S Series B	3,239,781	449,867
Perrigo Co.	2,543,000	262,717
Shire PLC	6,356,400	203,382
Teva Pharmaceutical Industries Ltd. sponsored ADR	357,200	16,095
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,409,077	75,557
ViroPharma, Inc. (a)	679,100	20,421
		2,289,618
TOTAL HEALTH CARE		7,668,122
INDUSTRIALS - 4.5%
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	1,659,525	108,682
United Parcel Service, Inc. Class B	608,700	49,134
		157,816
Airlines - 0.0%
Copa Holdings SA Class A	110,000	8,712
Commercial Services & Supplies - 0.5%
Aggreko PLC	2,233,546	80,383
Cintas Corp.	1,033,700	40,438
Edenred	1,643,181	49,439
Stericycle, Inc. (a)	2,972,008	248,579
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Swisher Hygiene, Inc.	6,357,060	$ 15,638
Waste Connections, Inc.	666,152	21,670
		456,147
Electrical Equipment - 0.4%
Cooper Industries PLC Class A	838,741	53,637
II-VI, Inc. (a)	355,000	8,396
Roper Industries, Inc.	2,370,214	235,030
Sensata Technologies Holding BV (a)	310,599	10,399
		307,462
Industrial Conglomerates - 1.0%
Danaher Corp.	14,813,627	829,563
Machinery - 0.5%
Chart Industries, Inc. (a)	221,100	16,213
Colfax Corp. (a)	1,176,800	41,470
Cummins, Inc.	219,853	26,391
Deere & Co.	679,300	54,955
Donaldson Co., Inc.	696,880	24,900
Fanuc Corp.	234,900	42,059
Kennametal, Inc.	177,200	7,891
Nordson Corp.	1,378,432	75,138
PACCAR, Inc.	562,941	26,363
Rexnord Holdings, Inc.	1,116,700	23,562
Rotork PLC	250,000	8,193
Westport Innovations, Inc. (a)(d)	1,432,552	58,620
		405,755
Marine - 0.0%
Kirby Corp. (a)	115,000	7,566
Professional Services - 0.5%
Bureau Veritas SA	29,400	2,588
Experian PLC	6,885,802	107,330
IHS, Inc. Class A (a)	2,101,214	196,779
Nielsen Holdings B.V. (a)	1,916,170	57,753
Qualicorp SA	1,575,800	13,506
Verisk Analytics, Inc. (a)	963,700	45,265
		423,221
Road & Rail - 0.9%
Canadian National Railway Co.	2,367,100	188,101
Canadian Pacific (d)	717,800	54,478
CSX Corp.	2,625,300	56,496
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
J.B. Hunt Transport Services, Inc.	155,300	$ 8,444
Localiza Rent A Car SA	2,409,200	44,333
Union Pacific Corp.	4,008,954	430,882
		782,734
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
Class A (a)(f)	1,624,500	39,102
Class A	3,482,478	83,823
Fastenal Co.	615,300	33,288
Mills Estruturas e Servicos de Engenharia SA	998,200	12,738
W.W. Grainger, Inc.	1,218,205	261,683
		430,634
TOTAL INDUSTRIALS		3,809,610
INFORMATION TECHNOLOGY - 30.8%
Communications Equipment - 1.8%
Acme Packet, Inc. (a)	297,800	8,195
Aruba Networks, Inc. (a)(d)	1,984,925	44,224
F5 Networks, Inc. (a)	723,149	97,596
Motorola Solutions, Inc.	2,655,552	134,982
QUALCOMM, Inc.	16,531,343	1,124,462
Riverbed Technology, Inc. (a)	2,476,666	69,545
Ubiquiti Networks, Inc. (d)	696,285	22,023
		1,501,027
Computers & Peripherals - 10.2%
Apple, Inc. (a)	13,626,447	8,168,640
Dell, Inc. (a)	2,773,300	46,037
EMC Corp. (a)	11,552,500	345,189
		8,559,866
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A (e)	10,867,572	649,555
Invensense, Inc. (d)	1,383,799	25,047
National Instruments Corp.	784,045	22,361
		696,963
Internet Software & Services - 6.0%
Active Network, Inc.	297,500	5,007
Akamai Technologies, Inc. (a)	1,314,600	48,246
Baidu.com, Inc. sponsored ADR (a)	603,802	88,016
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Bankrate, Inc. (d)	2,183,243	$ 54,035
Constant Contact, Inc. (a)(d)(e)	1,989,940	59,280
Cornerstone OnDemand, Inc.	761,795	16,638
Demandware, Inc.	500,000	14,900
eBay, Inc. (a)	10,313,565	380,467
Equinix, Inc. (a)	265,000	41,724
ExactTarget, Inc.	600,400	15,610
Facebook, Inc. Class B (i)	3,464,225	106,596
Google, Inc. Class A (a)	6,024,321	3,863,036
GREE, Inc. (d)	450,000	11,334
LinkedIn Corp. (a)	708,422	72,252
LogMeIn, Inc. (a)	329,010	11,591
MercadoLibre, Inc.	1,869,624	182,831
Rackspace Hosting, Inc. (a)	839,600	48,520
Stamps.com, Inc. (a)	45,406	1,266
		5,021,349
IT Services - 4.8%
Accenture PLC Class A	12,259,800	790,757
Alliance Data Systems Corp. (a)(d)	2,050,144	258,236
Cognizant Technology Solutions Corp. Class A (a)	4,435,822	341,337
Fidelity National Information Services, Inc.	2,307,939	76,439
Fiserv, Inc. (a)	1,817,600	126,123
IBM Corp.	2,054,436	428,658
MasterCard, Inc. Class A	2,001,662	841,779
ServiceSource International, Inc. (d)	1,283,839	19,874
Total System Services, Inc.	501,105	11,560
Visa, Inc. Class A	9,707,793	1,145,520
		4,040,283
Semiconductors & Semiconductor Equipment - 2.6%
Altera Corp.	3,892,735	155,009
Analog Devices, Inc.	2,055,854	83,057
ARM Holdings PLC sponsored ADR	17,201,200	486,622
ASML Holding NV	2,807,900	140,788
Avago Technologies Ltd.	6,711,390	261,543
Cirrus Logic, Inc. (a)	2,300,000	54,740
Ezchip Semiconductor Ltd. (a)	420,575	18,224
Imagination Technologies Group PLC (a)	224,543	2,458
Intel Corp.	4,204,500	118,188
KLA-Tencor Corp.	512,100	27,868
Linear Technology Corp.	1,174,300	39,574
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Marvell Technology Group Ltd. (a)	520,500	$ 8,187
Samsung Electronics Co. Ltd.	549,713	618,555
Skyworks Solutions, Inc. (a)	4,989,467	137,959
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,507,818	23,039
		2,175,811
Software - 4.6%
Allot Communications Ltd. (a)	232,080	5,396
ANSYS, Inc. (a)	975,936	63,455
CA, Inc.	901,200	24,837
Check Point Software Technologies Ltd. (a)	8,441,600	538,912
Citrix Systems, Inc. (a)	5,288,800	417,339
CommVault Systems, Inc. (a)	590,717	29,323
Concur Technologies, Inc. (a)	575,000	32,994
Descartes Systems Group, Inc. (a)	515,100	4,492
Fortinet, Inc. (a)	2,789,821	77,139
Guidewire Software, Inc.	1,805,163	55,563
Informatica Corp. (a)(e)	5,806,731	307,176
Intuit, Inc.	6,633,000	398,842
Jive Software, Inc.	1,259,460	34,207
Microsoft Corp.	13,057,093	421,091
NetSuite, Inc. (a)	1,239,421	62,330
Nexon Co. Ltd.	1,738,100	30,603
Oracle Corp.	4,153,892	121,127
QLIK Technologies, Inc. (a)	1,244,306	39,818
Red Hat, Inc. (a)	2,925,225	175,192
salesforce.com, Inc. (a)	2,964,635	458,066
SAP AG sponsored ADR (d)	1,071,600	74,819
SolarWinds, Inc. (a)	2,239,154	86,543
Solera Holdings, Inc.	25,092	1,151
TIBCO Software, Inc. (a)	864,036	26,353
Trion World Network, Inc. warrants 8/10/17 (a)(i)	124,282	0*
Ultimate Software Group, Inc. (a)	280,905	20,585
VMware, Inc. Class A (a)	1,592,300	178,927
Workday, Inc. (i)	1,223,783	29,983
Zynga, Inc. (d)	3,050,800	40,118
Zynga, Inc. Class B (i)	5,862,380	69,381
		3,825,762
TOTAL INFORMATION TECHNOLOGY		25,821,061
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.9%
Chemicals - 0.9%
CF Industries Holdings, Inc.	611,416	$ 111,675
CVR Partners LP	1,036,452	27,259
Ecolab, Inc.	2,856,263	176,289
Filtrona PLC	3,160,971	24,016
FMC Corp.	248,800	26,338
Monsanto Co.	3,330,900	265,673
PPG Industries, Inc.	448,200	42,938
Sherwin-Williams Co.	645,400	70,136
Valspar Corp.	321,000	15,501
W.R. Grace & Co. (a)	499,039	28,844
		788,669
Containers & Packaging - 0.1%
Ball Corp.	1,277,230	54,768
Silgan Holdings, Inc.	677,700	29,954
		84,722
Metals & Mining - 2.9%
Alacer Gold Corp. (a)	3,179,900	27,064
Allied Nevada Gold Corp. (Canada) (a)	457,600	14,867
Altius Minerals Corp. (a)	99,600	1,144
Avion Gold Corp. (a)(e)	35,573,415	36,374
B2Gold Corp. (a)(e)	27,531,333	118,124
B2Gold Corp. (a)(e)(f)	5,850,000	25,099
Dalradian Resources, Inc. (a)	4,126,430	6,122
Dalradian Resources, Inc. (f)	3,000,000	4,451
Eldorado Gold Corp.	13,988,788	192,117
Extorre Gold Mines Ltd. (a)	4,524,349	27,213
Extorre Gold Mines Ltd. (f)	569,000	3,422
Franco-Nevada Corp. (e)	12,165,200	523,047
Franco-Nevada Corp. warrants 6/16/17 (a)(f)	342,250	1,887
Goldcorp, Inc.	7,893,282	355,754
Ivanhoe Mines Ltd. (a)	4,877,200	76,711
McEwen Mining - Minera Andes Acquisition Corp. (a)	1,024,830	4,520
McEwen Mining, Inc. (a)(d)	2,724,013	12,095
Medusa Mining Ltd. (e)	11,743,444	61,291
New Gold, Inc. (a)	17,231,611	170,148
Newcrest Mining Ltd.	10,765,120	330,867
Novagold Resources, Inc. (a)	9,640,577	69,196
Nucor Corp.	412,100	17,700
Premier Gold Mines Ltd. (a)	1,037,600	5,461
Premier Gold Mines Ltd. (f)	3,850,000	20,262
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Pretium Resources, Inc. (a)(e)	4,524,806	$ 64,682
Randgold Resources Ltd. sponsored ADR	150,692	13,258
Royal Gold, Inc.	1,221,744	79,682
Tahoe Resources, Inc. (a)	863,100	18,187
Tahoe Resources, Inc. (a)(f)	5,376,500	113,292
		2,394,037
TOTAL MATERIALS		3,267,428
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Nippon Telegraph & Telephone Corp. sponsored ADR	316,200	7,152
Telefonica Brasil SA sponsored ADR	1,188,930	36,417
		43,569
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA (depositary receipt)	345,800	39,199
SBA Communications Corp. Class A (a)	702,900	35,714
TIM Participacoes SA sponsored ADR	1,313,063	42,359
		117,272
TOTAL TELECOMMUNICATION SERVICES		160,841
UTILITIES - 0.1%
Gas Utilities - 0.1%
ONEOK, Inc.	726,000	59,285
Multi-Utilities - 0.0%
YTL Corp. Bhd	101,387,450	59,274
TOTAL UTILITIES		118,559
TOTAL COMMON STOCKS (Cost $48,145,662)		80,833,127
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. Series M-1:
8.00%	1,228,555	6,279
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Glam Media, Inc. Series M-1: - continued
8.00%	87,753	$ 449
8.00%	87,754	449
		7,177
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
superDimension Ltd.:
Series D, 6.00% (a)(i)	698,064	18,785
Series E, 6.00% (a)(i)	48,567	2,202
		20,987
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(i)	410,013	1,005
Software - 0.0%
Trion World Network, Inc.:
Series C, 8.00% (a)(i)	3,950,196	16,907
Series C-1, 8.00% (a)(i)	310,705	1,330
		18,237
TOTAL INFORMATION TECHNOLOGY		19,242
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $69,389)		47,406
Corporate Bonds - 0.1%
	Principal Amount (000s)
Convertible Bonds - 0.1%
MATERIALS - 0.1%
Metals & Mining - 0.1%
Ivanplats Ltd.:
8% 11/10/14 pay-in-kind (g)(i)	$ 40,578	42,083
8% 11/10/14 pay-in-kind (g)(i)	8,008	8,305
		50,388
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc.:
9% 11/18/13	$ 192	$ 192
9% 11/18/13	192	192
9% 12/2/13	2,693	2,693
		3,077
Specialty Retail - 0.0%
J. Crew Group, Inc. 8.125% 3/1/19	8,171	8,314
TOTAL CONSUMER DISCRETIONARY		11,391
TOTAL CORPORATE BONDS (Cost $59,464)		61,779
Money Market Funds - 4.4%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	3,249,534,964	3,249,535
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	421,487,580	421,488
TOTAL MONEY MARKET FUNDS (Cost $3,671,023)		3,671,023
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $51,945,538)		84,613,335
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(641,849)
NET ASSETS - 100%		$ 83,971,486
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $317,469,000 or 0.4% of net assets.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $555,434,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Digg, Inc. Series C, 8.00%	9/23/08	$ 4,317
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 86,629
Fluidigm Corp.	10/9/07 - 1/6/11	$ 18,170
Groupon, Inc.	12/17/10	$ 82,952
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	11/10/11 - 3/28/12	$ 49,129
Legend Pictures LLC	9/23/10 - 3/30/12	$ 31,991
Metro Bank PLC Class A	12/8/09 - 12/1/10	$ 21,310
superDimension Ltd. warrants 6/16/20	6/15/10	$ 0
superDimension Ltd.: Series D, 6.00%	2/27/08 - 5/22/08	$ 14,960
Series E, 6.00%	6/15/10	$ 1,041
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc.: Series C, 8.00%	8/22/08	$ 21,691
Series C-1, 8.00%	8/10/10	$ 1,706
Security	Acquisition Date	Acquisition Cost (000s)
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 41,234
Workday, Inc.	10/13/11	$ 16,227
Zynga, Inc. Class B	2/18/11	$ 82,244

* Amounts represents less than $1,000.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 729
Fidelity Securities Lending Cash Central Fund	1,389
Total	$ 2,118
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amphenol Corp. Class A	$ 506,556	$ 15,785	$ 32,072	$ 1,157	$ 649,555
Avion Gold Corp.	59,448	-	2,424	-	36,374
B2Gold Corp.	83,805	-	-	-	118,124
B2Gold Corp. 144a	17,807	-	-	-	25,099
Birchcliff Energy Ltd.	98,366	-	30,091	-	34,794
Chipotle Mexican Grill, Inc.	949,372	-	95,425	-	1,068,388
Constant Contact, Inc.	43,052	4,177	-	-	59,280
Dalradian Resources, Inc.	7,447	244	-	-	-
Discovery Communications, Inc.	649,586	-	-	-	802,271
Dollar Tree, Inc.	720,888	-	24,196	-	794,160
Dunkin' Brands Group, Inc.	116,194	71,943	-	1,027	215,211
Franco-Nevada Corp.	435,254	30,919	-	1,228	523,047
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Informatica Corp.	$ 202,710	$ 15,818	$ -	$ -	$ 307,176
LogMeIn, Inc.	53,513	7,642	44,202	-	-
Medusa Mining Ltd.	56,958	-	5,083	536	61,291
Metro Bank PLC Class A	11,513	-	-	-	12,360
Mettler-Toledo International, Inc.	470,560	-	-	-	588,558
Noble Energy, Inc.	1,613,053	30,719	-	3,810	1,701,285
Pretium Resources, Inc.	23,735	49,215	6,826	-	64,682
Quality Systems, Inc.	111,601	-	43,465	365	-
Tim Hortons, Inc. (Canada)	589,796	-	14,622	2,141	634,871
TJX Companies, Inc.	1,245,690	7,545	28,169	3,688	1,511,736
TreeHouse Foods, Inc.	232,324	-	62,659	-	144,982
Total	$ 8,299,228	$ 234,007	$ 389,234	$ 13,952	$ 9,353,244
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,600,036	$ 18,350,818	$ 185,714	$ 63,504
Consumer Staples	6,509,464	6,509,464	-	-
Energy	5,959,447	5,959,447	-	-
Financials	8,925,736	8,675,455	237,921	12,360
Health Care	7,689,109	7,014,613	653,249	21,247
Industrials	3,809,610	3,767,551	42,059	-
Information Technology	25,840,303	25,573,164	111,318	155,821
Materials	3,267,428	3,267,428	-	-
Telecommunication Services	160,841	160,841	-	-
Utilities	118,559	118,559	-	-
Corporate Bonds	61,779	-	8,314	53,465
Money Market Funds	3,671,023	3,671,023	-	-
Total Investments in Securities:	$ 84,613,335	$ 83,068,363	$ 1,238,575	$ 306,397
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 250,490
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	36,459
Cost of Purchases	19,448
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 306,397
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 36,459

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $52,439,280,000. Net unrealized appreciation aggregated $32,174,055,000, of which $32,630,496,000 related to appreciated investment securities and $456,441,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor New Insights Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2012

1.799846.108

ANIF-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.0%
Auto Components - 0.1%
LiqTech International, Inc. (a)	500,000	$ 1,695
TRW Automotive Holdings Corp. (a)	430,900	20,015
		21,710
Automobiles - 0.4%
Harley-Davidson, Inc.	119,400	5,860
Hyundai Motor Co.	172,223	35,414
Tesla Motors, Inc. (a)(d)	769,500	28,656
		69,930
Distributors - 0.0%
LKQ Corp. (a)	121,300	3,781
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	99,344	1,197
Coinstar, Inc. (a)(d)	252,100	16,021
Kroton Educacional SA unit (a)	368,900	5,372
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	334,662	9,190
Weight Watchers International, Inc.	97,600	7,534
		39,314
Hotels, Restaurants & Leisure - 6.3%
Arcos Dorados Holdings, Inc.	705,600	12,764
Buffalo Wild Wings, Inc. (a)	144,367	13,093
Chipotle Mexican Grill, Inc. (a)	512,978	214,425
Dunkin' Brands Group, Inc. (d)	1,709,800	51,482
Galaxy Entertainment Group Ltd. (a)	7,280,000	20,109
Las Vegas Sands Corp.	1,360,122	78,302
McDonald's Corp.	5,511,552	540,683
Paradise Co. Ltd.	310,061	2,405
Starbucks Corp.	3,114,482	174,068
Tim Hortons, Inc. (Canada)	2,705,900	144,741
Wyndham Worldwide Corp.	117,700	5,474
		1,257,546
Household Durables - 0.4%
D.R. Horton, Inc.	1,061,100	16,097
Leggett & Platt, Inc. (d)	76,500	1,760
PulteGroup, Inc. (a)	1,130,800	10,008
Tempur-Pedic International, Inc. (a)	648,125	54,721
		82,586
Internet & Catalog Retail - 2.4%
Amazon.com, Inc. (a)	1,106,600	224,098
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Groupon, Inc. (a)(i)	2,158,720	$ 35,710
Liberty Media Corp. Interactive Series A (a)	304,500	5,813
Priceline.com, Inc. (a)	257,600	184,828
TripAdvisor, Inc. (a)	676,900	24,145
		474,594
Leisure Equipment & Products - 0.1%
Mattel, Inc.	307,600	10,354
Polaris Industries, Inc.	227,000	16,378
		26,732
Media - 3.4%
Comcast Corp. Class A	3,049,900	91,527
Discovery Communications, Inc. (a)	3,712,500	187,853
Interpublic Group of Companies, Inc.	781,500	8,917
Legend Pictures LLC (a)(h)(i)	7,990	8,542
Liberty Media Corp. Capital Series A (a)	198,132	17,465
Naspers Ltd. Class N	176,100	9,895
Scripps Networks Interactive, Inc. Class A	157,100	7,649
Sirius XM Radio, Inc. (a)(d)	3,766,079	8,700
The Walt Disney Co.	7,405,180	324,199
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	2,267	850
		665,597
Multiline Retail - 1.3%
Dollar General Corp. (a)	277,000	12,797
Dollar Tree, Inc. (a)	1,905,809	180,080
Dollarama, Inc.	285,400	13,309
Dollarama, Inc. (a)(f)	229,600	10,707
Family Dollar Stores, Inc.	58,700	3,715
JCPenney Co., Inc.	124,500	4,411
Macy's, Inc.	889,700	35,348
		260,367
Specialty Retail - 4.7%
Advance Auto Parts, Inc.	109,400	9,690
AutoZone, Inc. (a)	147,600	54,878
Bed Bath & Beyond, Inc. (a)	2,094,900	137,782
Cia.Hering SA	77,500	2,001
Dick's Sporting Goods, Inc.	267,300	12,852
Express, Inc. (a)	652,400	16,297
Fast Retailing Co. Ltd.	9,300	2,133
Foschini Ltd.	267,100	4,307
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Gap, Inc.	149,600	$ 3,911
GNC Holdings, Inc.	735,000	25,644
Limited Brands, Inc.	721,800	34,646
Lithia Motors, Inc. Class A (sub. vtg.)	31,900	836
O'Reilly Automotive, Inc. (a)	320,000	29,232
Penske Automotive Group, Inc.	440,700	10,854
PetSmart, Inc.	410,000	23,460
Pier 1 Imports, Inc. (a)	116,900	2,125
Ross Stores, Inc.	2,285,900	132,811
Sally Beauty Holdings, Inc. (a)	229,146	5,683
TJX Companies, Inc.	8,935,900	354,845
Tractor Supply Co.	102,600	9,291
Ulta Salon, Cosmetics & Fragrance, Inc.	340,902	31,666
Urban Outfitters, Inc. (a)	196,400	5,717
Vitamin Shoppe, Inc. (a)	215,835	9,542
Workman Co. Ltd.	40,200	1,230
Zumiez, Inc. (a)(d)	269,600	9,735
		931,168
Textiles, Apparel & Luxury Goods - 2.7%
Arezzo Industria e Comercio SA	44,000	765
Burberry Group PLC	1,274,300	30,512
China Hongxing Sports Ltd. (a)	6,000,000	549
Coach, Inc.	394,800	30,510
lululemon athletica, Inc. (a)	99,400	7,423
Michael Kors Holdings Ltd.	71,500	3,331
NIKE, Inc. Class B	2,647,900	287,138
PVH Corp.	110,316	9,855
Ralph Lauren Corp.	270,751	47,200
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	623,300	58,590
Vera Bradley, Inc. (a)	19,800	598
VF Corp.	361,300	52,743
		529,214
TOTAL CONSUMER DISCRETIONARY		4,362,539
CONSUMER STAPLES - 7.8%
Beverages - 3.0%
Anheuser-Busch InBev SA NV ADR (d)	910,900	66,241
Boston Beer Co., Inc. Class A (a)(d)	40,470	4,322
Diageo PLC sponsored ADR	119,400	11,522
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Dr Pepper Snapple Group, Inc.	503,300	$ 20,238
Monster Beverage Corp. (a)	74,300	4,613
The Coca-Cola Co.	6,690,687	495,178
		602,114
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	1,151,000	104,511
CVS Caremark Corp.	1,137,500	50,960
Drogasil SA	517,382	5,029
Roundy's, Inc.	446,600	4,779
Wal-Mart Stores, Inc.	1,227,500	75,123
Whole Foods Market, Inc.	307,500	25,584
		265,986
Food Products - 0.8%
General Mills, Inc.	182,600	7,204
Kraft Foods, Inc. Class A	1,366,500	51,941
Mead Johnson Nutrition Co. Class A	395,600	32,629
Orion Corp.	5,138	3,609
Sara Lee Corp.	90,400	1,946
TreeHouse Foods, Inc. (a)	560,210	33,332
Want Want China Holdings Ltd.	18,474,000	20,649
		151,310
Household Products - 1.5%
Colgate-Palmolive Co.	2,813,800	275,133
Kimberly-Clark Corp.	125,900	9,303
Reckitt Benckiser Group PLC	56,000	3,165
		287,601
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	3,137,600	194,343
Herbalife Ltd.	96,000	6,607
		200,950
Tobacco - 0.2%
Philip Morris International, Inc.	446,939	39,603
Swedish Match Co. AB	49,600	1,975
		41,578
TOTAL CONSUMER STAPLES		1,549,539
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 7.2%
Energy Equipment & Services - 0.5%
FMC Technologies, Inc. (a)	257,200	$ 12,968
Schlumberger Ltd.	1,231,300	86,105
		99,073
Oil, Gas & Consumable Fuels - 6.7%
Americas Petrogas, Inc. (a)	824,400	2,942
Americas Petrogas, Inc. (f)	836,000	2,983
Anadarko Petroleum Corp.	3,089,700	242,047
Baytex Energy Corp. (d)	29,600	1,537
BG Group PLC	145,039	3,359
Birchcliff Energy Ltd. (a)	783,700	5,696
Birchcliff Energy Ltd.	900,000	6,541
Canadian Natural Resources Ltd.	721,400	23,908
Cobalt International Energy, Inc. (a)	850,700	25,547
Concho Resources, Inc. (a)	1,154,000	117,800
Concho Resources, Inc.	123,780	12,635
Continental Resources, Inc. (a)(d)	1,115,100	95,698
Encana Corp.	95,900	1,883
Enterprise Products Partners LP	191,300	9,655
EOG Resources, Inc.	746,700	82,958
GoviEx Uranium, Inc. (a)(i)	3,477,000	8,693
Gulfport Energy Corp. (a)	58,300	1,698
InterOil Corp. (a)(d)	53,500	2,750
Ivanhoe Energy, Inc. (f)	95,100	103
Kosmos Energy Ltd.	231,400	3,064
Madalena Ventures, Inc. (a)	1,472,000	1,358
Madalena Ventures, Inc. (f)	2,200,000	2,029
Marathon Petroleum Corp.	46,000	1,995
New World Oil & Gas PLC (e)	23,000,000	3,219
Noble Energy, Inc.	3,973,900	388,568
Occidental Petroleum Corp.	1,718,743	163,676
OGX Petroleo e Gas Participacoes SA (a)	188,200	1,556
Painted Pony Petroleum Ltd. Class A (a)	648,231	5,446
Plains Exploration & Production Co. (a)	337,800	14,407
Skope Energy, Inc. (a)(f)	784,000	369
TAG Oil Ltd. (a)	600,000	5,413
Tourmaline Oil Corp. (a)	1,200,300	26,532
Tourmaline Oil Corp. (f)	303,400	6,706
TransAtlantic Petroleum Ltd. (a)(f)	325,400	418
Tullow Oil PLC	1,068,200	26,090
Ultrapar Participacoes SA	645,900	14,149
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	294,100	$ 7,579
World Fuel Services Corp.	238,400	9,774
		1,330,781
TOTAL ENERGY		1,429,854
FINANCIALS - 10.1%
Capital Markets - 0.4%
BlackRock, Inc. Class A	66,800	13,687
Cetip SA	109,300	1,814
State Street Corp.	1,584,500	72,095
		87,596
Commercial Banks - 3.7%
Bank of Ireland (a)	325,926,928	53,895
BB&T Corp.	1,261,400	39,595
BOK Financial Corp.	37,900	2,133
Commerce Bancshares, Inc.	43,800	1,775
Commonwealth Bank of Australia	33,833	1,755
Fifth Third Bancorp	1,034,500	14,535
Itau Unibanco Banco Multiplo SA sponsored ADR	696,200	13,360
PNC Financial Services Group, Inc.	1,106,900	71,384
Texas Capital Bancshares, Inc. (a)	53,200	1,842
U.S. Bancorp	3,062,200	97,010
UMB Financial Corp.	45,200	2,022
Wells Fargo & Co.	12,546,785	428,347
		727,653
Consumer Finance - 0.6%
American Express Co.	1,415,600	81,907
Capital One Financial Corp.	446,600	24,893
Credit Acceptance Corp. (a)	48,700	4,919
		111,719
Diversified Financial Services - 0.6%
Citigroup, Inc.	1,152,970	42,141
JPMorgan Chase & Co.	1,762,514	81,040
		123,181
Insurance - 3.9%
ACE Ltd.	1,269,900	92,957
Admiral Group PLC	917,000	17,410
AIA Group Ltd.	12,507,400	45,822
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc. Class A (a)	4,129	$ 503,325
Fairfax Financial Holdings Ltd. (sub. vtg.)	34,700	14,004
The Chubb Corp.	1,298,800	89,760
The Travelers Companies, Inc.	180,600	10,692
		773,970
Real Estate Investment Trusts - 0.6%
American Tower Corp.	1,790,700	112,850
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA	4,686,050	61,054
Thrifts & Mortgage Finance - 0.0%
BankUnited, Inc.	190,600	4,765
TOTAL FINANCIALS		2,002,788
HEALTH CARE - 9.7%
Biotechnology - 3.3%
Affymax, Inc. (a)	98,100	1,152
Alexion Pharmaceuticals, Inc. (a)	1,286,800	119,492
Amgen, Inc.	819,842	55,741
ARIAD Pharmaceuticals, Inc. (a)	2,674,872	42,664
ArQule, Inc. (a)	934,336	6,550
AVEO Pharmaceuticals, Inc. (a)	240,900	2,990
Biogen Idec, Inc. (a)	1,876,400	236,370
BioMarin Pharmaceutical, Inc. (a)	278,400	9,535
Celgene Corp. (a)	1,081,900	83,869
Cepheid, Inc. (a)	196,500	8,220
Clovis Oncology, Inc. (d)	187,000	4,759
Gilead Sciences, Inc. (a)	1,331,130	65,026
Light Sciences Oncology, Inc. (a)	2,708,254	160
Medivation, Inc. (a)	107,020	7,997
Merrimack Pharmaceuticals, Inc.	338,100	2,093
Puma Biotechnology, Inc. (i)	422,223	1,583
Puma Biotechnology, Inc. warrants 10/17/21 (a)(i)	422,223	0*
RXi Pharmaceuticals Corp. warrants 2/4/15 (a)	228,571	397
Verastem, Inc.	575,000	6,285
		654,883
Health Care Equipment & Supplies - 0.7%
Covidien PLC	174,700	9,553
Gen-Probe, Inc. (a)	27,500	1,826
High Power Exploration	58,562	94
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Intuitive Surgical, Inc. (a)	188,200	$ 101,957
Mako Surgical Corp. (a)	314,100	13,239
superDimension Ltd. warrants 6/16/20 (a)(i)	1,656	35
Wright Medical Group, Inc. (a)	23,600	456
		127,160
Health Care Providers & Services - 1.1%
AmerisourceBergen Corp.	60,700	2,409
Centene Corp. (a)	263,400	12,899
CIGNA Corp.	441,800	21,759
Henry Schein, Inc. (a)	24,600	1,862
HMS Holdings Corp. (a)	402,600	12,565
Humana, Inc.	382,800	35,401
McKesson Corp.	203,600	17,870
OvaScience, Inc. (i)	1,090,900	6,000
UnitedHealth Group, Inc.	1,953,800	115,157
		225,922
Health Care Technology - 0.6%
athenahealth, Inc. (a)	332,890	24,674
Cerner Corp. (a)	1,011,746	77,055
Quality Systems, Inc.	296,878	12,982
		114,711
Life Sciences Tools & Services - 1.2%
Fluidigm Corp. (a)(i)	112,607	1,771
Mettler-Toledo International, Inc. (a)	748,400	138,267
Waters Corp. (a)	936,600	86,785
		226,823
Pharmaceuticals - 2.8%
Abbott Laboratories	2,448,228	150,052
Allergan, Inc.	388,300	37,055
Bayer AG	736,905	51,831
Bristol-Myers Squibb Co.	1,407,600	47,507
Elan Corp. PLC sponsored ADR (a)	511,400	7,676
MAP Pharmaceuticals, Inc. (a)	300,800	4,319
Merck & Co., Inc.	251,000	9,638
Novo Nordisk A/S Series B	784,220	108,895
Perrigo Co.	635,000	65,602
Shire PLC	1,513,200	48,417
Teva Pharmaceutical Industries Ltd. sponsored ADR	83,900	3,781
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc. (Canada) (a)	413,006	$ 22,146
ViroPharma, Inc. (a)	147,100	4,423
		561,342
TOTAL HEALTH CARE		1,910,841
INDUSTRIALS - 4.5%
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	422,672	27,681
United Parcel Service, Inc. Class B	142,700	11,519
		39,200
Airlines - 0.0%
Copa Holdings SA Class A	26,000	2,059
Commercial Services & Supplies - 0.5%
Aggreko PLC	571,712	20,575
Cintas Corp.	239,000	9,350
Edenred	324,000	9,748
Stericycle, Inc. (a)	693,015	57,964
Swisher Hygiene, Inc.	1,395,310	3,432
Waste Connections, Inc.	176,000	5,725
		106,794
Electrical Equipment - 0.4%
Cooper Industries PLC Class A	178,445	11,412
II-VI, Inc. (a)	79,800	1,887
Roper Industries, Inc.	567,400	56,263
Sensata Technologies Holding BV (a)	73,475	2,460
		72,022
Industrial Conglomerates - 1.0%
Danaher Corp.	3,582,054	200,595
Machinery - 0.5%
Chart Industries, Inc. (a)	52,800	3,872
Colfax Corp. (a)	277,000	9,761
Cummins, Inc.	90,900	10,912
Deere & Co.	156,600	12,669
Donaldson Co., Inc.	162,480	5,805
Fanuc Corp.	52,800	9,454
Kennametal, Inc.	41,600	1,852
Nordson Corp.	290,900	15,857
PACCAR, Inc.	78,500	3,676
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Rexnord Holdings, Inc.	263,300	$ 5,556
Rotork PLC	60,400	1,980
Westport Innovations, Inc. (a)(d)	375,900	15,382
		96,776
Marine - 0.0%
Kirby Corp. (a)	26,700	1,757
Professional Services - 0.5%
Bureau Veritas SA	6,900	607
Experian PLC	1,509,300	23,526
IHS, Inc. Class A (a)	478,602	44,821
Nielsen Holdings B.V. (a)	478,000	14,407
Qualicorp SA	355,000	3,043
Verisk Analytics, Inc. (a)	224,200	10,531
		96,935
Road & Rail - 0.9%
Canadian National Railway Co.	543,800	43,213
Canadian Pacific (d)	164,600	12,492
CSX Corp.	479,400	10,317
J.B. Hunt Transport Services, Inc.	36,600	1,990
Localiza Rent A Car SA	449,600	8,273
Union Pacific Corp.	953,700	102,504
		178,789
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
Class A (a)(f)	320,800	7,722
Class A (d)	938,878	22,599
Fastenal Co.	142,300	7,698
Mills Estruturas e Servicos de Engenharia SA	92,300	1,178
W.W. Grainger, Inc.	307,600	66,076
		105,273
TOTAL INDUSTRIALS		900,200
INFORMATION TECHNOLOGY - 30.4%
Communications Equipment - 1.8%
Acme Packet, Inc. (a)	70,100	1,929
Aruba Networks, Inc. (a)(d)	499,049	11,119
F5 Networks, Inc. (a)	163,734	22,098
Motorola Solutions, Inc.	646,000	32,836
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	4,015,351	$ 273,124
Riverbed Technology, Inc. (a)	556,600	15,629
Ubiquiti Networks, Inc. (d)	163,600	5,175
		361,910
Computers & Peripherals - 9.7%
Apple, Inc. (a)	3,046,746	1,826,430
Dell, Inc. (a)	593,000	9,844
EMC Corp. (a)	2,725,700	81,444
		1,917,718
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	2,359,385	141,020
Invensense, Inc. (d)	329,100	5,957
National Instruments Corp.	216,200	6,166
		153,143
Internet Software & Services - 6.2%
Active Network, Inc.	70,000	1,178
Akamai Technologies, Inc. (a)	355,100	13,032
Baidu.com, Inc. sponsored ADR (a)	179,500	26,166
Bankrate, Inc. (d)	511,200	12,652
Constant Contact, Inc. (a)(d)	437,600	13,036
Cornerstone OnDemand, Inc.	166,200	3,630
Demandware, Inc.	200,000	5,960
eBay, Inc. (a)	2,382,461	87,889
Equinix, Inc. (a)	60,200	9,478
ExactTarget, Inc.	141,400	3,676
Facebook, Inc. Class B (i)	763,842	23,504
Google, Inc. Class A (a)	1,412,005	905,434
GREE, Inc. (d)	52,000	1,310
LinkedIn Corp. (a)	166,200	16,951
LogMeIn, Inc. (a)	68,390	2,409
MercadoLibre, Inc.	457,900	44,778
Rackspace Hosting, Inc. (a)	191,200	11,049
Responsys, Inc.	500,000	5,985
SPS Commerce, Inc. (a)(e)	1,000,000	26,880
Stamps.com, Inc. (a)	354,000	9,870
		1,224,867
IT Services - 4.9%
Accenture PLC Class A	2,879,900	185,754
Alliance Data Systems Corp. (a)(d)	504,530	63,551
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
CACI International, Inc. Class A (a)	135,000	$ 8,409
Cognizant Technology Solutions Corp. Class A (a)	1,085,300	83,514
Fidelity National Information Services, Inc.	542,197	17,958
Fiserv, Inc. (a)	435,881	30,246
IBM Corp.	462,100	96,417
MasterCard, Inc. Class A	481,500	202,490
ServiceSource International, Inc. (d)	277,000	4,288
Total System Services, Inc.	115,943	2,675
Visa, Inc. Class A	2,337,200	275,790
		971,092
Semiconductors & Semiconductor Equipment - 2.5%
Altera Corp.	815,200	32,461
Analog Devices, Inc.	447,900	18,095
ARM Holdings PLC sponsored ADR	4,290,300	121,373
ASML Holding NV	665,800	33,383
Avago Technologies Ltd.	1,405,000	54,753
Cirrus Logic, Inc. (a)	527,000	12,543
Cymer, Inc. (a)	13,400	670
Ezchip Semiconductor Ltd. (a)	98,700	4,277
Imagination Technologies Group PLC (a)	52,100	570
Intel Corp.	931,600	26,187
KLA-Tencor Corp.	110,700	6,024
Linear Technology Corp.	271,900	9,163
Marvell Technology Group Ltd. (a)	121,900	1,917
Samsung Electronics Co. Ltd.	132,973	149,625
Skyworks Solutions, Inc. (a)	1,062,776	29,386
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	353,900	5,408
		505,835
Software - 4.5%
Allot Communications Ltd. (a)	54,688	1,271
ANSYS, Inc. (a)	236,224	15,359
BroadSoft, Inc. (a)	28,000	1,071
CA, Inc.	212,100	5,845
Check Point Software Technologies Ltd. (a)	1,957,200	124,948
Citrix Systems, Inc. (a)	1,186,300	93,611
CommVault Systems, Inc. (a)	127,175	6,313
Concur Technologies, Inc. (a)	133,400	7,654
Descartes Systems Group, Inc. (a)	120,600	1,052
Fortinet, Inc. (a)	691,800	19,128
Guidewire Software, Inc.	424,808	13,076
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Informatica Corp. (a)	1,354,279	$ 71,641
Intuit, Inc.	1,567,900	94,278
Jive Software, Inc.	295,600	8,028
Microsoft Corp.	3,128,700	100,901
NetSuite, Inc. (a)	295,600	14,866
Nexon Co. Ltd. (d)	403,100	7,097
Oracle Corp.	751,950	21,927
QLIK Technologies, Inc. (a)	242,900	7,773
Red Hat, Inc. (a)	703,900	42,157
salesforce.com, Inc. (a)	680,133	105,087
SAP AG sponsored ADR (d)	252,500	17,630
SolarWinds, Inc. (a)	511,874	19,784
Solera Holdings, Inc.	3,776	173
TIBCO Software, Inc. (a)	207,700	6,335
Trion World Network, Inc. warrants 8/10/17 (a)(i)	18,952	0*
Ultimate Software Group, Inc. (a)	61,930	4,538
VMware, Inc. Class A (a)	405,800	45,600
Workday, Inc. (i)	284,512	6,971
Zynga, Inc. (d)	718,600	9,450
Zynga, Inc. Class B (i)	1,265,654	14,979
		888,543
TOTAL INFORMATION TECHNOLOGY		6,023,108
MATERIALS - 4.0%
Chemicals - 0.9%
CF Industries Holdings, Inc.	150,400	27,471
CVR Partners LP	231,600	6,091
Ecolab, Inc.	710,000	43,821
Filtrona PLC	736,300	5,594
FMC Corp.	56,900	6,023
Monsanto Co.	751,000	59,900
PPG Industries, Inc.	98,000	9,388
Sherwin-Williams Co.	150,500	16,355
Valspar Corp.	75,300	3,636
W.R. Grace & Co. (a)	116,800	6,751
		185,030
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.1%
Ball Corp.	316,100	$ 13,554
Silgan Holdings, Inc.	148,892	6,581
		20,135
Metals & Mining - 3.0%
Alacer Gold Corp. (a)	726,600	6,184
Allied Nevada Gold Corp. (Canada) (a)	87,600	2,846
Altius Minerals Corp. (a)	23,100	265
Avion Gold Corp. (a)	9,662,300	9,880
B2Gold Corp. (a)	6,288,500	26,981
B2Gold Corp. (a)(f)	660,000	2,832
Dalradian Resources, Inc. (a)	914,800	1,357
Dalradian Resources, Inc. (f)	1,000,000	1,484
Eldorado Gold Corp.	3,586,203	49,252
Extorre Gold Mines Ltd. (a)	919,300	5,529
Extorre Gold Mines Ltd. (f)	128,900	775
Franco-Nevada Corp.	2,948,800	126,785
Franco-Nevada Corp. warrants 6/16/17 (a)(f)	62,150	343
Goldcorp, Inc.	1,800,901	81,167
Ivanhoe Mines Ltd. (a)	1,214,955	19,109
McEwen Mining - Minera Andes Acquisition Corp. (a)	240,345	1,060
McEwen Mining, Inc. (a)(d)	614,400	2,728
Medusa Mining Ltd.	2,464,590	12,863
New Gold, Inc. (a)	3,959,200	39,094
Newcrest Mining Ltd.	2,501,780	76,893
Novagold Resources, Inc. (a)	2,268,500	16,282
Nucor Corp.	113,100	4,858
Premier Gold Mines Ltd. (a)	243,600	1,282
Premier Gold Mines Ltd. (f)	900,000	4,737
Pretium Resources, Inc. (a)	1,251,500	17,890
Randgold Resources Ltd. sponsored ADR	47,722	4,199
Royal Gold, Inc.	506,800	33,053
Sable Mining Africa Ltd. (a)	38,756,373	6,432
Tahoe Resources, Inc. (a)	298,700	6,294
Tahoe Resources, Inc. (a)(f)	1,074,200	22,635
		585,089
TOTAL MATERIALS		790,254
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Nippon Telegraph & Telephone Corp. sponsored ADR	61,700	$ 1,396
Telefonica Brasil SA sponsored ADR	180,675	5,534
		6,930
Wireless Telecommunication Services - 0.2%
Millicom International Cellular SA (depositary receipt)	96,400	10,928
SBA Communications Corp. Class A (a)	164,900	8,379
TIM Participacoes SA sponsored ADR	333,219	10,750
		30,057
TOTAL TELECOMMUNICATION SERVICES		36,987
UTILITIES - 0.1%
Gas Utilities - 0.1%
ONEOK, Inc.	160,100	13,074
Multi-Utilities - 0.0%
YTL Corp. Bhd	21,554,550	12,602
TOTAL UTILITIES		25,676
TOTAL COMMON STOCKS (Cost $13,355,785)		19,031,786
Convertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. Series M-1:
8.00%	165,366	845
8.00%	11,811	60
8.00%	11,812	60
		965
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
superDimension Ltd.:
Series D, 6.00% (a)(i)	91,600	2,465
Series E, 6.00% (a)(i)	6,622	300
		2,765
Convertible Preferred Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.2%
Agios Pharmaceuticals, Inc. Series C (i)	3,363,446	$ 16,518
Kythera Biopharmaceuticals, Inc. (i)	3,803,655	22,213
		38,731
TOTAL HEALTH CARE		41,496
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(i)	64,821	159
Software - 0.0%
Trion World Network, Inc.:
Series C, 8.00% (a)(i)	602,295	2,578
Series C-1, 8.00% (a)(i)	47,380	203
		2,781
TOTAL INFORMATION TECHNOLOGY		2,940
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $46,329)		45,401
Corporate Bonds - 0.1%
	Principal Amount (000s)
Convertible Bonds - 0.1%
MATERIALS - 0.1%
Metals & Mining - 0.1%
Ivanplats Ltd.:
8% 11/10/14 pay-in-kind (g)(i)	$ 11,301	11,721
Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc.:
9% 11/18/13	26	26
9% 11/18/13	26	26
9% 12/2/13	362	362
		414
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.0%
J. Crew Group, Inc. 8.125% 3/1/19	$ 1,849	$ 1,881
TOTAL CONSUMER DISCRETIONARY		2,295
TOTAL CORPORATE BONDS (Cost $13,482)		14,016
Money Market Funds - 5.5%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	800,980,243	800,980
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	289,023,096	289,023
TOTAL MONEY MARKET FUNDS (Cost $1,090,003)		1,090,003
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $14,505,599)		20,181,206
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(365,553)
NET ASSETS - 100%		$ 19,815,653
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,843,000 or 0.3% of net assets.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $164,794,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 16,518
Digg, Inc. Series C, 8.00%	9/23/08	$ 683
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 19,101
Fluidigm Corp.	10/9/07 - 1/6/11	$ 1,992
GoviEx Uranium, Inc.	9/28/07 - 4/6/10	$ 7,499
Groupon, Inc.	12/17/10	$ 17,048
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	11/10/11 - 3/28/12	$ 11,428
Kythera Biopharmaceuticals, Inc.	8/30/11	$ 20,000
Legend Pictures LLC	9/23/10 - 3/30/12	$ 6,776
OvaScience, Inc.	3/29/12	$ 6,000
Puma Biotechnology, Inc.	10/4/11	$ 1,583
Security	Acquisition Date	Acquisition Cost (000s)
Puma Biotechnology, Inc. warrants 10/17/21	10/4/11	$ 0*
superDimension Ltd.: warrants 6/16/20	6/15/10	$ 0*
Series D, 6.00%	2/27/08 - 5/22/08	$ 1,963
Series E, 6.00%	6/15/10	$ 142
Trion World Network, Inc.: warrants 8/10/17	8/10/10	$ 0*
Series C, 8.00%	8/22/08	$ 3,307
Series C-1, 8.00%	8/10/10	$ 260
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 2,267
Workday, Inc.	10/13/11	$ 3,773
Zynga, Inc. Class B	2/18/11	$ 17,756
*Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 197
Fidelity Securities Lending Cash Central Fund	607
Total	$ 804
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
New World Oil & Gas PLC	$ -	$ 2,884	$ -	$ -	$ 3,219
SPS Commerce, Inc.	25,950	-	-	-	26,880
Total	$ 25,950	$ 2,884	$ -	$ -	$ 30,099
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,363,504	$ 4,313,525	$ 39,073	$ 10,906
Consumer Staples	1,549,539	1,549,539	-	-
Energy	1,429,854	1,421,161	-	8,693
Financials	2,002,788	1,948,893	53,895	-
Health Care	1,952,337	1,745,260	157,709	49,368
Industrials	900,200	890,746	9,454	-
Information Technology	6,026,048	5,969,247	23,386	33,415
Materials	790,254	790,254	-	-
Telecommunication Services	36,987	36,987	-	-
Utilities	25,676	25,676	-	-
Corporate Bonds	14,016	-	1,881	12,135
Money Market Funds	1,090,003	1,090,003	-	-
Total Investments in Securities:	$ 20,181,206	$ 19,781,291	$ 285,398	$ 114,517
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 94,493
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	9,449
Cost of Purchases	34,249
Proceeds of Sales	(23,673)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 114,518
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 9,449

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $14,609,619,000. Net unrealized appreciation aggregated $5,571,587,000, of which $5,777,755,000 related to appreciated investment securities and $206,168,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2012